Alliance Government Reserves
This is filed pursuant to Rule 497(e)
File Nos. 2-63315 and 811 02889


DONALDSON, LUFKIN & JENRETTE
SECURITIES CORPORATION
Pershing Division, One Pershing Plaza,
Jersey City, New Jersey 07399 (201)413-2000

Member NASD, Member SIPC


PERSHING GOVERNMENT ACCOUNT

Prospectus
November 1, 1995

Pershing Government Account utilizes Alliance Government Reserves (the "Fund"). The Fund is a diversified, open-end investment company with investment objectives of safety, liquidity and income. This prospectus sets forth the information about the Fund that a prospective investor should know before investing. Please retain it for future reference.

A "Statement of Additional Information," dated November 1, 1995, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write the Fund at P.O. Box 1520, Secaucus, NJ07096-1520.

AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


EXPENSE INFORMATION
SHAREHOLDER TRANSACTION EXPENSES
  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets, net of expense reimbursement)

Management Fees                           .48%
12b-1 Fees                                .23
Other Expenses                            .29
Total Fund Operating Expenses            1.00%


EXAMPLE
YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN (CUMULATIVELY THROUGH THE END OF EACH TIME PERIOD):

  1 Year   3 Years   5 Years   10 Years
  ------   -------   -------   --------
    $10      $32       $55       $122


The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The expenses listed in the table are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of the Fund, before such reimbursement and fee waiver would be:Management Fees-.48%, 12b-1 Fees-.25%, Other Expenses-.29% and Total Operating Expenses-1.02%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL INFORMATION . FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR (AUDITED)

ALLIANCE GOVERNMENT RESERVES                                   YEAR ENDED JUNE 30,
                                  --------------------------------------------------------------------------------------------------
                                     1995      1994      1993      1992      1991      1990      1989      1988      1987      1986
                                  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, beginning of
  period                          $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income               .0439     .0244     .0256     .0421     .0640     .0765     .0774    0.0612    0.0541    0.0659
Net realized gain on investments       -0-       -0-    .0001        -0-       -0-    .0001        -0-       -0-       -0-       -0-
Net increase in net asets from
  operations.                       .0439     .0244     .0257     .0421     .0640     .0766     .0774    0.0612    0.0541    0.0659

LESS: DISTRIBUTIONS
Dividends from net investment
  income                           (.0439)   (.0244)   (.0256)   (.0421)   (.0640)   (.0765)   (.0774)  (0.0612)  (0.0541)  (0.0659)
Distributions from net realized
  gains                                -0-       -0-   (.0001)       -0-       -0-   (.0001)       -0-       -0-       -0-       -0-
Total dividends and distributions  (.0439)   (.0244)   (.0257)   (.0421)   (.0640)   (.0766)   (.0774)  (0.0612)  (0.0541)  (0.0659)
Net asset value, end of period    $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00

TOTAL RETURNS
Total investment return based on:
net asset value(a)                   4.48%     2.48%     2.60%     4.30%     6.61%     7.96%     8.04%     6.31%     5.56%     6.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (in millions)                    $2,514    $2,061    $1,783    $1,572    $1,070      $584      $522      $315      $260      $254
Ratio to average net assets of:
Expenses, net of waivers and
  reimbursements                     1.00%     1.00%     1.00%      .95%      .89%      .88%      .88%      .80%      .95%     1.00%
Expenses, before waivers and
  reimbursements                     1.05%     1.04%     1.02%      .97%      .93%      .98%      .98%      .90%     1.05%     1.10%
Net investment income(b)             4.42%     2.46%     2.55%     4.17%     6.28%     7.65%     7.86%     6.13%     5.41%     6.58%


(A) TOTAL INVESTMENT RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD.

(B) NET OF WAIVERS AND REIMBURSEMENT.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the seven days ended June 30, 1995, after expense reimbursement, amounted to an annualized yield of 4.97%, equivalent to an effective yield of 5.10%. Absent such reimbursement, the annualized yield for such period would have been 4.95%, equivalent to an effective yield of 5.08%.


INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objectives are-in the following order of priority-safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high quality money market securities of the types described in the succeeding paragraph, all of which at the time of investment have remaining maturities of one year or less, which maturities may extend to 397 days. The Fund may not change this policy or the "other fundamental investment policies" described in a separate section below without shareholder approval. The Fund may, without such approval, create additional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved.

MONEY MARKET SECURITIES
The securities in which the Fund invests are:(1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian, and would create a loss to the Fund if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. The Fund may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund.

The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), as amended from time to time, including the diversity, quality and maturity limitations imposed by the Rule. The average maturity of the Fund cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in the Fund's Statement of Additional Information under "Investment Objectives and Policies."

OTHER FUNDAMENTAL INVESTMENT POLICIES
To maintain portfolio diversification and reduce investment risk, the Fund may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and it will not purchase any investment while any such borrowings exist; or (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.


PURCHASES AND REDEMPTION OF SHARES
PURCHASE OF SHARES
Participants in the self-directed retirement plans (IRA's, SEP's, Keogh's, Qualified Retirement Plans) for which Donaldson, Lufkin &Jenrette Securities Corporation ("DLJSC") is the custodian or subcustodian are eligible to invest in shares of the Fund. Unless participants elect otherwise, the cash portion of their retirement account will be invested in the Fund. There is a minimum account requirement of $100. Once the minimum account requirement is met, all free credit balances will be invested automatically on the business day following the date they are received in the account. Proceeds of the sales of securities will be invested in the Fund on the day following the settlement date of the security sale. There will be no minimum, initial or subsequent purchase requirement for investments as long as the $100 minimum requirement is met.

REDEMPTION OF SHARES
DLJSC, as custodian or subcustodian of the self-directed retirement plans, has instituted an automatic redemption for participants enrolled in the Fund. DLJSC will redeem a sufficient number of shares on settlement date to pay for any securities purchased in the self-directed retirement plan. Shares may also be redeemed to meet any debits in the self-directed retirement account arising from, e.g., cash distributions or other charges. Shares will also be redeemed to satisfy any periodic or other distribution instructions from the owner of the self-directed retirement plan. A shareholder's investment will be fully redeemed whenever redemption of shares will reduce the remaining account balance to less than $100.



ADDITIONAL INFORMATION
SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value, which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of the Fund's shares is determined at 12:00 Noon and 4:00 p.m. (New York time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed). The net asset value per share is calculated by taking the sum of the value of the Fund's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon.

During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 3 of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Redemption proceeds are normally available either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Fund is determined each business day at 4:00 p.m. (New York time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

With respect to participants in self-directed retirement plans, dividends from ordinary income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their self-directed retirement plan accounts. Generally, distributions will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a self-directed retirement plan prior to the date on which the participant reaches age 59 1/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed. In addition, certain contributions to a self-directed retirement plan in excess of amounts permitted by law may be subject to an excise tax.

Each year shortly after December 31, you will be provided with tax information stating the amount and type of all Fund distributions for the year just ended.

THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105 under an Advisory Agreement to provide investment advice and, in general, to conduct the Fund's management and investment program, subject to the general supervision and control of the Trustees of the Fund. For the fiscal year ended June 30, 1995, the Fund paid the Adviser at an annual rate of .46 of 1% of the average daily value of the Fund's net assets.

Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the fiscal year ended June 30, 1995, AGR paid the Adviser a distribution services fee at an annual rate of .23 of 1% of the average daily value of the Fund's net assets. Substantially all such monies (together with significant amounts from the Adviser's own resources) are paid by the Adviser to broker-dealers and other financial intermediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses incurred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

The Adviser will reimburse the Fund to the extent that the Fund's aggregate operating expenses (including the Adviser's fee and expenses of the Agreement) exceed 1% of its average daily net assets for any fiscal year. Shareholders pay no direct charges or fees for investment services.



CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ07096-1520 and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY10105, are the Fund's Transfer Agent and Distributor, respectively.

FUND ORGANIZATION. The Fund and another series, not offered by this prospectus, are series of Alliance Government Reserves which is a diversified, open-end investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in December 1978. The Fund's activities are supervised by its Trustees. Shareholders have one vote for each share held. Massachusetts law does not require annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

REPORTS. You receive semi-annual and annual reports of the Fund as well as a periodic summary of your account from DLJSC. You can arrange for your account statements to be sent to other parties.